Discontinued Operations - Schedule of Assets and Liabilities of the Subsidiaries (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations - Schedule of Assets and Liabilities of the Subsidiaries [Abstract]
Cash		$ 101,072
Prepaid expenses		4,133
Total assets from discontinued operations		$ 105,205